New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2019 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Significant Changes In Financial Statement Line Items DueTo Application Of IFRS9, IAS39 and IFRS7 [line items]
Adjustments for decrease in other current assets		$ 5,769,041	$ 192,880	$ 743,519	$ (4,397,764)
Bottom of range [member]
Significant Changes In Financial Statement Line Items DueTo Application Of IFRS9, IAS39 and IFRS7 [line items]
Hedge effectiveness percentage		80.00%	80.00%
Top of range [member]
Significant Changes In Financial Statement Line Items DueTo Application Of IFRS9, IAS39 and IFRS7 [line items]
Hedge effectiveness percentage		125.00%	125.00%
IFRS 16 [member]
Significant Changes In Financial Statement Line Items DueTo Application Of IFRS9, IAS39 and IFRS7 [line items]
Adjustments for decrease in other current assets	$ 15,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.64%
Adjustments for Increase in right-of-use assets	$ 8,578,000
Adjustments for decrease in other noncurrent assets	2,621,000
Adjustments for decrease in trade and other payables	40,000
Adjustments for increase in lease liabilities	6,006,000
Adjustments for decrease in APIC	10,000
Adjustments for decrease through changes in other components of equity	$ 14,000